BREAKDOWN OF EXPENSES	12 Months Ended
Nov. 30, 2023
Disclosure of attribution of expenses by nature to their function [abstract]
BREAKDOWN OF EXPENSES [Text Block]

17. BREAKDOWN OF EXPENSES

		Years Ended November 30
General and Administrative Expenses	Note	2023	2022	2021
Accounting and audit fees	9	$92,723	$192,403	$73,202
Consulting fees	9	136,475	138,523	328,805
Investor relations		261,908	-	-
General office expenses		20,209	31,160	13,033
Insurance		11,180	16,065	11,401
Legal fees		224,140	51,603	152,144
Management fees	9	92,127	-	118,000
Rent		6,000	6,963	10,726
Salaries and benefits	9	54,100	330,337	313,626
Stock-based compensation	9, 12	99,588	-	1,144,342
Transfer agent and filing fees	12	63,912	59,385	80,310
Travel		8,212
Total		$1,070,574	$826,439	$2,245,589

Business development expenses amounting to $386,991 (2022 - $114,665; 2021 - $508,545) relate to corporate marketing and strategic investment initiatives done by the Company to build new businesses.